K&L Gates LLP 70 West Madison Street Suite 3100 Chicago, IL 60602-4207
August 14, 2009

Securities and Exchange Commission	Kevin R. Bettsteller
100 F Street, N.E.	D 312.807.4442
Washington, DC 20549	F 312.345.1383
kevin.bettsteller@klgates.com
Calamos Global Dynamic Income Fund
333-153443
811-22047
Dear Ladies and Gentlemen:
     On behalf of the Calamos Global Dynamic Income Fund (the “Fund”), we are hereby transmitting for electronic filing the Pre-effective Amendment No. 2 to Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at 312-807-4442 or Eric Purple at 202-778-9220 with any questions or comments concerning these materials.
Very truly yours,
/s/ Kevin R. Bettsteller
Kevin R. Bettsteller
Enclosure
Copies to S. Darcy
           E. Purple